EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - Pension plans $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Discount rate | Increase Level
Disclosure of employee benefit plans
Effect on DBO Increase	$ (4,622)
Discount rate | Decrease Level
Disclosure of employee benefit plans
Effect on DBO Decrease	$ 4,959
Discount rate | Bancolombia
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Discount rate | Bancolombia | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.00%
Discount rate | Bancolombia | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.00%
Salary Level | Increase Level
Disclosure of employee benefit plans
Effect on DBO Increase	$ 5,337
Salary Level | Decrease Level
Disclosure of employee benefit plans
Effect on DBO Decrease	$ (5,012)
Salary Level | Bancolombia
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Salary Level | Bancolombia | Increase Level
Disclosure of employee benefit plans
Salary rate Value	3.75%
Salary Level | Bancolombia | Decrease Level
Disclosure of employee benefit plans
Salary rate Value	2.75%
Mortality Table
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Mortality Table | Increase Level
Disclosure of employee benefit plans
Effect on DBO Increase	$ 5,812
Mortality Table | Bancolombia | Decrease Level
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	RV-08 ("Rentistas Validos")